INVENTORY	12 Months Ended
Feb. 28, 2013
INVENTORY [Abstract]
INVENTORY

6. INVENTORY

        Inventory is comprised of the following:

	February 28, 2013	February 29, 2012
Raw Materials	10,268	8,313
Work in Progress	649	1,350
Finished Goods	19,511	15,067

Total Production Inventory	30,428	24,730
Inventory held for customer service/warranty	2,294	2,313

Total Inventory	32,722	27,043

        Cost of sales for the year ended February 28, 2013 was $104,376 [year ended February 29, 2012 - $29,255], which included $99,856 [year ended February 29, 2012 - $27,180] of costs associated with inventory. The remaining costs of $4,520 [year ended February 29, 2012 - $2,075] related principally to freight, warranty and other direct costs of sales.

        For the year ended February 28, 2013, the Company recognized an impairment loss on inventory of $3,443 [year ended February 29, 2012 - $2,020].